Principal accounting policies - Current expected credit losses upon adoption of ASC 326 (Details) - USD ($) $ in Thousands	Jan. 01, 2020	Dec. 31, 2022	Dec. 31, 2021
Principal accounting policies
Credit loss provision for accounts receivable and loans and interest receivable		$ 41,258	$ 23,075
Provision for credit losses in respect of individually assessed receivables		$ 20,233	$ 13,243
ASU No. 2016-13
Principal accounting policies
Cumulative effect of adoption of new accounting standard	$ 3,972